Non Current Liabilities - Convertible Note - Summary of Convertible Note (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	$ 8,789,113
Net change in fair value	1,171,959	$ 1,146,406	$ 996,875
Transfer to contributed equity on conversion of Convertible Notes	(6,998,472)
Transfer to accumulated losses on conversion of Convertible Notes	(24,075,358)
Convertible note at fair value at end of reporting period	2,526,870	8,789,113
Convertible Note at Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	8,789,113	7,642,707
Net change in fair value	1,171,959	1,146,406
Transfer to contributed equity on conversion of Convertible Notes	(5,094,465)
Transfer to accumulated losses on conversion of Convertible Notes	(2,339,737)
Convertible note at fair value at end of reporting period	$ 2,526,870	$ 8,789,113	$ 7,642,707